Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Net Income (loss)	$ (833,200)	$ (868,234)	$ (416,503)	$ (152,227)	$ (1,701,434)	$ (568,730)	$ (1,568,813)	$ 675,996
Basic And Diluted Net Income Per Share							$ (0.05)	$ 0.02
Weighted average shares outstanding - basic							30,122,738	29,061,883
Weighted average shares outstanding - diluted							30,122,738	43,450,086
Anti-dilutive Shares Excluded From Net Loss Per Share	23,951,234		23,148,234		23,951,234	23,148,234	22,623,804	3,965,000